Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 30, 2009
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Footnote B to the "Fee Table" on page 11 is no longer applicable for Tax-Exempt Portfolio.

The following information replaces the similar information found in the "Selling Shares" section on page 24.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

IMMI-10-01 February 9, 2010
1.480138.126

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
May 30, 2009
Prospectus

Prime Money Market Portfolio

Money Market Portfolio

The following information replaces the similar information found in the "Buying Shares" section on page 13.

MinimumsA
To Open an Account	$10,000,000B
Minimum Balance	$10,000,000

A There is no minimum balance or initial purchase minimum for mutual funds, qualified tuition programs, or accounts for which FMR or an affiliate serves as investment manager.

B The minimum initial investment of $10 million may be waived if your aggregate balance in the Fidelity Institutional Money Market Funds is greater than $25 million. Please contact Fidelity for more information regarding this waiver.

The following information replaces the similar information found in the "Selling Shares" section on page 14.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

PMM-10-01 February 9, 2010
1.880937.105